NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
NOTES PAYABLE [Abstract]
Restricted cash	$ 8,780,443	$ 17,572,732
Bank fee percentage	0.05%	0.05%
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 12,477,471	$ 26,521,315
Bank Acceptance Note One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,540,429
Repayment date	Jun. 14, 2016
Bank Acceptance Note Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,540,429
Repayment date	Jun. 14, 2016
Bank Acceptance Note Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,540,429
Repayment date	Jun. 14, 2016
Bank Acceptance Note Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,386,383
Repayment date	Apr. 18, 2016
Bank Acceptance Note Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,540,429
Repayment date	Jan. 15, 2016
Bank Acceptance Note Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,540,429
Repayment date	Jan. 14, 2016
Bank Acceptance Note Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,540,429
Repayment date	Jan. 14, 2016
Bank Acceptance Note Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 1,078,300
Repayment date	Jan. 14, 2016
Bank Acceptance Note Nine [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes	$ 770,214
Repayment date	Jan. 14, 2016
Bank Acceptance Note Ten [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,627,075
Repayment date		May 27, 2015
Bank Acceptance Note Eleven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,627,075
Repayment date		May 27, 2015
Bank Acceptance Note Twelve [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,627,075
Repayment date		May 27, 2015
Bank Acceptance Note Thirteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,627,075
Repayment date		May 27, 2015
Bank Acceptance Note Fourteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,627,075
Repayment date		May 11, 2015
Bank Acceptance Note Fifteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,627,075
Repayment date		May 11, 2015
Bank Acceptance Note Sixteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 325,417
Repayment date		Apr. 10, 2015
Bank Acceptance Note Seventeen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,627,075
Repayment date		Apr. 09, 2015
Bank Acceptance Note Eighteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 813,537
Repayment date		Mar. 25, 2015
Bank Acceptance Note Nineteen [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,138,952
Repayment date		Mar. 17, 2015
Bank Acceptance Note Twenty [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 488,116
Repayment date		Mar. 17, 2015
Bank Acceptance Note Twenty One [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,627,075
Repayment date		Feb. 28, 2015
Bank Acceptance Note Twenty Two [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 3,254,149
Repayment date		Feb. 27, 2015
Bank Acceptance Note Twenty Three [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 813,537
Repayment date		Jan. 31, 2015
Bank Acceptance Note Twenty Four [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,464,367
Repayment date		Jan. 29, 2015
Bank Acceptance Note Twenty Five [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,627,075
Repayment date		Jan. 23, 2015
Bank Acceptance Note Twenty Six [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 976,245
Repayment date		Jan. 23, 2015
Bank Acceptance Note Twenty Seven [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 976,245
Repayment date		Jan. 21, 2015
Bank Acceptance Note Twenty Eight [Member]
Short-term Debt [Line Items]
Notes payable - bank acceptance notes		$ 1,627,075
Repayment date		Jan. 21, 2015